UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  4/30

Date of reporting period:  1/31/14

Item 1. Schedule of Investments.

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2014 (unaudited)

	Principal Amount	Value
Municipal Bonds 98.8%
Alabama 1.3%
Alabama State Incentives Financing Authority Special Obligation Revenue, Series A, 5.00%, 9/01/42	$14,300,000	$14,690,676
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	6,000,000	6,679,920
Birmingham Waterworks Board Water Revenue,
Series A, Assured Guaranty, 5.125%, 1/01/34	5,600,000	5,880,448
Series B, 5.00%, 1/01/38	3,500,000	3,666,355
Series B, 5.00%, 1/01/43	8,000,000	8,266,800
Courtland IDB Solid Waste Disposal Revenue, Champion International Corp. Project, Refunding, 6.00%, 8/01/29	12,000,000	12,012,240
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18, Series B, 5.50%, 9/01/33	18,500,000	20,832,295
Mobile GO, wts., Refunding and Improvement, AMBAC Insured, 5.00%, 2/15/30	5,000,000	5,247,650
Montgomery County PBA Revenue, wts., Montgomery County Facilities Project, NATL Insured, 5.00%, 3/01/31	6,250,000	6,629,937
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing LLC, University of
Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38	10,000,000	11,011,200
University of Alabama General Revenue, Series A,
NATL Insured, Pre-Refunded, 5.00%, 7/01/29	10,000,000	10,106,800
NATL Insured, Pre-Refunded, 5.00%, 7/01/34	10,500,000	10,606,995
XLCA Insured, 5.00%, 7/01/28	5,000,000	5,362,700
XLCA Insured, 5.00%, 7/01/32	5,500,000	5,700,145
University of South Alabama University Tuition Revenue, Capital Improvement, Refunding, AMBAC Insured, 5.00%,
12/01/36	11,570,000	11,745,517
		138,439,678
Alaska 0.6%
Alaska State HFC Revenue, General Housing Purpose, Series A, FGIC Insured, Pre-Refunded, 5.00%,
12/01/29	4,000,000	4,156,960
12/01/30	3,500,000	3,637,340
Alaska State Industrial Development and Export Authority Revenue, Providence Health and Services, Series A, 5.00%,
10/01/40	10,000,000	10,418,800
Alaska State International Airports Revenue,
Series B, NATL Insured, 5.00%, 10/01/28	5,100,000	5,114,331
Series C, 5.00%, 10/01/33	12,565,000	13,202,297
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured Guaranty, 6.00%, 9/01/32	20,000,000	22,771,200
		59,300,928
Arizona 2.8%
Arizona State COP, Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/27	14,440,000	15,657,581
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%, 7/01/27	15,000,000	16,198,950
Downtown Phoenix Hotel Corp. Revenue, Senior Series A, FGIC Insured, 5.00%, 7/01/29	14,465,000	14,505,936
Glendale Municipal Property Corp. Excise Tax Revenue, Subordinate, Refunding, Series C, 5.00%, 7/01/38	15,500,000	15,654,690
Maricopa County PCC, PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	11,159,900
Mesa Utility Systems Revenue, 4.00%, 7/01/36	20,000,000	18,449,400
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series E, 5.75%, 6/01/34	7,200,000	7,904,304
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	24,000,000	24,459,600
senior lien, Series A, 5.00%, 7/01/33	28,000,000	28,743,960
Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL
RE, FGIC Insured, 5.50%,
7/01/32	6,000,000	6,900,600
7/01/34	5,000,000	5,706,250
7/01/35	9,860,000	11,220,088
Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding, Series A, 5.00%,
7/01/32	21,095,000	22,586,839
7/01/34	10,000,000	10,576,100
Pima County IDA Lease Revenue,
Clark County Detention Facility Project, 5.00%, 9/01/39	20,000,000	20,293,400
Metro Police Facility, Nevada Project, Series A, 5.25%, 7/01/31	8,900,000	9,290,532
Metro Police Facility, Nevada Project, Series A, 5.50%, 7/01/39	22,500,000	23,295,150
Pinal County Electric District No. 3 Revenue, Electric System, Refunding, 5.25%, 7/01/36	10,000,000	10,707,900
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Salt River Project, Series A, 5.00%,
1/01/38	10,000,000	10,531,600

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2014 (unaudited) (continued)

University Medical Center Corp. Hospital Revenue, Tucson, 5.00%, 7/01/35	7,000,000	6,936,090
		290,778,870
Arkansas 0.1%
University of Arkansas Revenue, Various Facility, Fayetteville Campus, Series B, 5.00%,
11/01/37	3,100,000	3,304,383
11/01/42	9,360,000	9,843,070
		13,147,453
California 13.0%
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
Refunding, Series F-1, 5.00%, 4/01/28	24,000,000	26,578,320
Refunding, Series F-1, 5.00%, 4/01/34	20,250,000	21,382,177
Refunding, Series F-1, 5.00%, 4/01/34	9,530,000	9,996,684
Refunding, Series F-1, 5.00%, 4/01/39	14,000,000	14,530,320
Refunding, Series F-1, 5.50%, 4/01/43	30,000,000	31,882,500
Series F, Pre-Refunded, 5.00%, 4/01/31	20,000,000	22,018,000
California Educational Facilities Authority Revenue, Carnegie Institution of Washington, Refunding, Series A, 5.00%, 7/01/40	24,525,000	25,954,807
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic Retrofit, first lien, Series
A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	24,500,000	29,818,460
California State Economic Recovery GO, Refunding, Series A, 5.25%, 7/01/21	28,580,000	33,814,427
California State GO, Various Purpose,
6.00%, 5/01/18	535,000	542,116
5.90%, 4/01/23	1,200,000	1,209,840
5.00%, 10/01/29	15,000,000	16,152,750
6.00%, 4/01/38	100,000,000	113,919,000
6.00%, 11/01/39	25,000,000	28,997,250
5.25%, 11/01/40	50,000,000	54,582,000
FGIC Insured, 6.00%, 5/01/20	850,000	861,620
Refunding, 5.25%, 3/01/30	30,000,000	33,229,200
Refunding, 6.00%, 3/01/33	12,000,000	13,991,880
Refunding, 5.25%, 3/01/38	20,000,000	21,037,800
Refunding, 5.50%, 3/01/40	25,000,000	27,426,500
California State Health Facilities Financing Authority Revenue, Children's Hospital of Orange County, Series A, 6.50%,
11/01/24	5,000,000	5,798,800
11/01/38	8,000,000	9,033,440
California State Public Works Board Lease Revenue,
Department of Education, Riverside Campus Project, Series B, 6.125%, 4/01/28	2,740,000	3,200,210
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, 6.00%, 4/01/27	3,980,000	4,641,357
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, 6.125%, 4/01/29	5,000,000	5,821,450
Various Capital Projects, Series A, 5.00%, 4/01/30	18,000,000	19,254,060
Various Capital Projects, Series A, 5.00%, 4/01/33	12,475,000	13,043,486
Various Capital Projects, Series I, 6.125%, 11/01/29	29,300,000	34,549,388
California Statewide CDA, PCR, Refunding, 4.50%, 9/01/29	14,830,000	15,074,250
California Statewide CDA Revenue,
Adventist Health System/West, Series B, Assured Guaranty, 5.00%, 3/01/37	10,000,000	10,149,900
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,345,850
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	10,168,400
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty, 5.375%,
8/01/34	15,000,000	16,037,850
Corona-Norco USD, GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured,
zero cpn., 8/01/39	7,500,000	1,972,125
zero cpn. to 8/01/17, 6.20% thereafter, 8/01/29	3,250,000	3,105,083
zero cpn. to 8/01/17, 6.80% thereafter, 8/01/39	8,500,000	7,958,295
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, 5.75%, 1/15/46	25,000,000	25,055,250
Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/24, 5.40% thereafter, 1/15/30	15,475,000	9,204,375
Refunding, Series A, 6.00%, 1/15/49	20,000,000	20,238,000
Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	20,000,000	10,776,400
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Enhanced, Asset-Backed, Refunding, Series A,
AMBAC Insured, 5.00%, 6/01/45	13,255,000	13,068,237
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series
D, zero cpn., 8/01/39	45,000,000	8,528,850
Jefferson UHSD San Mateo County GO, Capital Appreciation, Election of 2006, Series D, zero cpn.,
8/01/35	10,500,000	2,323,860
8/01/40	10,000,000	1,440,500

	Franklin Federal Tax-Free Income Fund

	Statement of Investments, January 31, 2014 (unaudited) (continued)
	8/01/41	13,590,000	1,797,549
	Los Angeles Community College District GO, Election of 2008, Series C, 5.25%, 8/01/39	30,000,000	32,516,700
	Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior,
	Refunding, Series A, 5.00%, 5/15/40	25,485,000	26,669,798
	Series D, 5.00%, 5/15/40	50,000,000	52,324,500
	Los Angeles Department of Water and Power Revenue, Power System, Series B, 5.00%, 7/01/31	20,000,000	22,132,600
	Los Angeles USD, GO,
	Election of 2002, Series B, AMBAC Insured, 4.50%, 7/01/31	28,745,000	29,659,378
	Election of 2004, Series F, AGMC Insured, 5.00%, 7/01/30	52,475,000	57,451,204
	Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/26	10,250,000	11,271,002
	Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/31	10,000,000	10,935,800
	Series KRY, 5.25%, 7/01/34	36,625,000	40,605,771
	M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	12,500,000	15,322,000
	New Haven USD, GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn.,
	8/01/31	2,055,000	893,432
	8/01/32	7,830,000	3,199,260
	8/01/33	7,660,000	2,936,921
	Placentia-Yorba Linda USD, GO, Orange County, Election of 2008, Series A, 5.25%, 8/01/32	24,490,000	27,288,717
	Pomona USD, GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/29	5,585,000	5,974,163
	Rialto USD, GO, San Bernardino County, Series A, AGMC Insured, zero cpn., 8/01/36	20,000,000	5,775,800
	Sacramento County Airport System Revenue, Senior, Series B, AGMC Insured, 5.25%, 7/01/33	16,355,000	17,011,817
	San Diego Public Facilities Financing Authority Water Revenue, Series B, 5.375%, 8/01/34	15,000,000	16,471,950
	San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.25%, 4/01/31	10,000,000	10,740,400
	San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
	Refunding, Series A, 5.75%, 1/15/21	50,000,000	51,042,500
	senior lien, 5.00%, 1/01/33	5,000,000	4,549,400
	senior lien, ETM, zero cpn., 1/01/23	7,000,000	5,493,460
	San Mateo UHSD, GO, Capital Appreciation, Election of 2010,
	Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter, 9/01/41	20,000,000	10,427,800
	Series A, zero cpn. to 9/01/28, 6.45% thereafter, 9/01/33	5,725,000	2,981,008
	San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/26, 6.625%
	thereafter, 8/01/42	40,000,000	20,146,800
	Santa Ana USD, GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero cpn.,
	8/01/35	10,000,000	3,064,600
	8/01/36	18,865,000	5,412,368
	8/01/37	10,000,000	2,689,300
	Santa Clara County GO, Election of 2008, Series A, 5.00%, 8/01/34	25,000,000	27,170,000
	Upland USD, GO, San Bernardino County, Election of 2008, Series B, zero cpn., 8/01/39	50,075,000	10,239,837
	Washington Township Health Care District Revenue, Series A, 6.25%, 7/01/39	3,000,000	3,216,600
	West Contra Costa USD, GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn.,
	8/01/29	10,000,000	4,583,900
	8/01/30	20,845,000	8,969,812
	8/01/31	20,000,000	8,052,600
	8/01/32	10,730,000	4,079,117
	Whittier UHSD, GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, Series A, zero cpn., 8/01/34	20,000,000	6,106,400
			1,352,919,331
	Colorado 2.4%
	Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
	8/01/32	10,000,000	10,572,800
	8/01/36	41,235,000	43,249,742
	8/01/39	26,930,000	27,710,431
	Colorado State Board of Governors University Enterprise System Revenue, Series A,
	AGMC Insured, 5.00%, 3/01/37	10,000,000	10,338,700
	NATL RE, FGIC Insured, 5.00%, 3/01/37	1,700,000	1,757,579
	NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 3/01/37	8,300,000	9,426,310
	Colorado State COP, UCDHSC Fitzsimons Academic Projects, Refunding, Series A, 5.00%,
	11/01/28	10,000,000	11,002,800
	11/01/29	5,000,000	5,463,000
	Colorado State Health Facilities Authority Revenue,
	Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	10,347,500
	Valley View Hospital Assn. Project, Refunding, 5.50%, 5/15/28	5,000,000	5,188,300
	Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	7,000,000	7,207,480
	Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,
	5.50%, 11/01/27	7,335,000	8,228,623
Pre	-Refunded, 5.50%, 11/01/27	2,665,000	3,195,388

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2014 (unaudited) (continued)
Colorado Water Resources and Power Development Authority Water Resources Revenue, Arapahoe County Water and
Wastewater Public Improvement District Project, Series E, NATL Insured, 5.00%, 12/01/35	10,000,000	10,070,200
Denver City and County Airport System Revenue,
Series B, 4.00%, 11/15/43	10,250,000	8,931,338
Subordinate, Series B, 5.25%, 11/15/33	16,405,000	17,502,331
Mesa State College Auxiliary Facilities System Enterprise Revenue, XLCA Insured, Pre-Refunded, 5.00%, 5/15/35	9,950,000	10,556,552
Park Creek Metropolitan District Revenue, Senior Limited Property Tax Supported, Refunding and Improvement, Assured
Guaranty, 6.25%, 12/01/30	6,000,000	6,619,260
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	20,000,000	24,428,800
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%, 11/01/32	10,000,000	10,876,900
University of Colorado Enterprise System Revenue, University of Colorado Regents, Series A, 5.375%, 6/01/32	3,500,000	3,876,880
		246,550,914
District of Columbia 2.8%
District of Columbia Ballpark Revenue, Series B-1, BHAC Insured, 5.00%,
2/01/24	12,120,000	12,546,624
2/01/25	7,000,000	7,232,680
2/01/26	9,950,000	10,255,564
District of Columbia Hospital Revenue, Children's Hospital Obligated Group Issue, Sub Series 1, AGMC Insured, 5.45%,
7/15/35	23,900,000	24,763,268
District of Columbia Income Tax Secured Revenue,
Refunding, Series A, 5.00%, 12/01/31	10,000,000	10,885,100
Refunding, Series D, 4.00%, 12/01/37	2,490,000	2,444,807
Series A, 5.25%, 12/01/34	11,000,000	12,041,810
Series C, 4.00%, 12/01/37	8,900,000	8,738,465
District of Columbia Revenue,
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/41	15,000,000	15,563,400
Deed Tax, Housing Production Trust Fund, New Communities Project, Series A, NATL Insured, 5.00%, 6/01/32	5,000,000	5,166,400
Georgetown University Issue, Growth and Income Securities, AMBAC Insured, zero cpn. to 4/01/18, 5.00% thereafter,
4/01/32	15,370,000	12,890,665
Medlantic/Helix Issue, Series B, AGMC Insured, 5.00%, 8/15/38	20,000,000	20,414,000
National Academy of Sciences Project, Series A, 5.00%, 4/01/35	10,905,000	11,409,465
National Academy of Sciences Project, Series A, 5.00%, 4/01/40	16,960,000	17,558,010
National Public Radio Inc. Issue, 5.00%, 4/01/35	7,750,000	8,108,515
District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed, Refunding, 6.50%, 5/15/33	35,000,000	37,817,150
District of Columbia University Revenue, Georgetown University Issue, Refunding, Series D, 5.50%, 4/01/36	5,000,000	5,341,700
District of Columbia Water and Sewer Authority Public Utility Revenue, senior lien, Refunding, Series A, 6.00%, 10/01/35	8,000,000	8,891,840
Metropolitan Washington D.C. Airports Authority Airport System Revenue,
Refunding, Series A, 5.375%, 10/01/29	5,000,000	5,551,200
Refunding, Series A, 5.00%, 10/01/35	5,000,000	5,286,400
Refunding, Series C, 5.25%, 10/01/27	10,745,000	11,975,625
Series A, 5.00%, 10/01/39	5,000,000	5,244,700
Series C, 5.00%, 10/01/26	10,235,000	11,248,572
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital Appreciation, second lien, Series C,
Assured Guaranty, zero cpn. to 10/01/16, 6.50% thereafter, 10/01/41	25,000,000	24,417,250
		295,793,210
Florida 7.0%
Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc. Project, 7.00%, 4/01/39	6,500,000	7,148,830
Brevard County Local Option Fuel Tax Revenue, NATL RE, FGIC Insured, 5.00%, 8/01/37	12,245,000	12,535,819
Broward County Water and Sewer Utility Revenue, Series A, 5.25%, 10/01/34	8,800,000	9,522,744
Cape Coral Water and Sewer Revenue,
AMBAC Insured, 5.00%, 10/01/36	5,000,000	5,105,550
Refunding, Series A, AGMC Insured, 5.00%, 10/01/42	21,510,000	22,297,481
Citizens Property Insurance Corp. Revenue,
Costal Account, senior secured, Series A-1, 5.00%, 6/01/20	20,000,000	23,121,600
High-Risk Account, senior secured, Series A-1, 5.25%, 6/01/17	24,250,000	27,549,455
High-Risk Account, senior secured, Series A-1, 5.50%, 6/01/17	10,000,000	11,441,900
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	25,000,000	28,976,250
Clearwater City Water and Sewer Revenue, Series A, 5.25%, 12/01/39	7,000,000	7,338,870
Florida State Board of Education Public Education GO, Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	17,500,000	22,115,275
Florida State Mid-Bay Bridge Authority Revenue, Series A,
AMBAC Insured, zero cpn., 10/01/23	4,950,000	2,976,237
AMBAC Insured, zero cpn., 10/01/24	2,970,000	1,677,961
Pre-Refunded, zero cpn., 10/01/23	50,000	35,549
Pre-Refunded, zero cpn., 10/01/24	30,000	20,144

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2014 (unaudited) (continued)
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41	4,750,000	4,979,188
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	10,000,000	10,221,900
Hillsborough County Aviation Authority Revenue, Series A, Assured Guaranty, 5.50%, 10/01/38	5,000,000	5,188,450
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,336,745
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, 5.00%, 7/01/28	17,650,000	19,003,225
Indian River County School Board COP, NATL RE, FGIC Insured, 5.00%, 7/01/27	16,485,000	17,036,258
Jacksonville Economic Development Commission Health Care Facilities Revenue, Mayo Clinic, 5.00%, 11/15/36	17,950,000	18,207,044
Jacksonville Excise Taxes Revenue, Series A, AMBAC Insured, 5.00%, 10/01/32	6,015,000	6,308,291
Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway Project, Series B, CIFG Insured, 5.00%,
10/01/35	10,645,000	10,835,545
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	3,837,962
Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas, Refunding, Series A,
5.50%, 10/01/36	20,000,000	21,357,800
Assured Guaranty, 5.25%, 10/01/33	11,000,000	11,272,690
Assured Guaranty, 5.25%, 10/01/38	13,000,000	13,289,510
Miami-Dade County Educational Facilities Authority Revenue, University of Miami Issue, Series A, 5.50%, 4/01/38	12,500,000	13,037,875
Miami-Dade County Expressway Authority Toll System Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	10,766,700
Refunding, Series A, 5.00%, 7/01/32	6,375,000	6,742,073
Series A, 5.00%, 7/01/40	30,265,000	31,013,151
Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	20,000,000	22,027,600
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%, 6/01/30	10,630,000	10,728,115
Miami-Dade County School Board COP,
Refunding, Series A, 5.00%, 5/01/31	10,000,000	10,404,600
Series A, Assured Guaranty, 5.25%, 2/01/27	10,000,000	10,890,200
Miami-Dade County Special Obligation Revenue,
Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/32	10,000,000	10,011,800
sub. bond, Refunding, Series B, 5.00%, 10/01/31	5,000,000	5,228,400
sub. bond, Refunding, Series B, 5.00%, 10/01/32	4,500,000	4,679,190
sub. bond, Refunding, Series B, 5.00%, 10/01/35	3,250,000	3,337,100
Miami-Dade County Transit System Sales Surtax Revenue, Refunding, AGMC Insured, 5.00%, 7/01/38	18,845,000	19,490,818
Miami-Dade County Water and Sewer System Revenue, Refunding, Series A, 5.00%, 10/01/42	20,000,000	20,738,200
Orange County Health Facilities Authority Hospital Revenue, Orlando Regional Healthcare System, Refunding, Series B,
AGMC Insured, 5.00%, 12/01/32	20,000,000	20,931,600
Orange County School Board COP, Series A, Assured Guaranty, 5.50%, 8/01/34	15,000,000	16,190,850
Orlando Tourist Development Tax Revenue, 6th Cent Contract Payments, second lien sub. bonds, Series B, Assured
Guaranty, 5.50%, 11/01/38	18,490,000	18,775,670
Orlando-Orange County Expressway Authority Revenue,
Series A, 5.00%, 7/01/40	5,000,000	5,148,800
Series A, AGMC Insured, 5.00%, 7/01/32	12,000,000	12,498,360
Series C, 5.00%, 7/01/40	15,000,000	15,320,700
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, 5.50%, 10/01/28	10,000,000	11,198,300
Pensacola Airport Revenue, Refunding, 6.25%, 10/01/38	16,500,000	17,836,170
Port St. Lucie Utility System Revenue, Refunding, Assured Guaranty, 5.25%, 9/01/35	3,000,000	3,222,600
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding,
4.75%, 5/01/28	10,000,000	10,326,500
5.00%, 5/01/36	12,500,000	12,723,375
South Lake County Hospital District Revenue, South Lake Hospital Inc., Series A, 6.25%, 4/01/39	5,735,000	6,224,712
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, 5.00%, 8/15/32	31,070,000	31,510,262
St. Lucie County Transportation Revenue, AMBAC Insured, 5.00%, 8/01/27	5,785,000	5,992,566
Tallahassee Energy System Revenue, Refunding, NATL Insured, 5.00%, 10/01/37	20,000,000	20,454,200
Town of Davie Water and Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	8,575,000	9,071,493
		727,260,253
Georgia 3.6%
Athens-Clarke County Unified Government Water and Sewerage Revenue, 5.50%, 1/01/38	14,500,000	15,782,670
Atlanta Airport General Revenue, Refunding, Series C, 6.00%, 1/01/30	15,000,000	17,272,200
Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
Refunding, Series C, AGMC Insured, 5.00%, 1/01/33	19,500,000	19,796,985
Series J, AGMC Insured, 5.00%, 1/01/29	10,000,000	10,302,500
Atlanta Development Authority Revenue, Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%,
1/01/24	6,385,000	6,881,051
1/01/25	6,955,000	7,462,785
1/01/26	5,000,000	5,337,700
1/01/27	5,000,000	5,343,700

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2014 (unaudited) (continued)
Atlanta Water and Wastewater Revenue,
Refunding, Series A, 6.25%, 11/01/34	20,000,000	23,038,000
Refunding, Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	31,574,100
Series A, NATL Insured, 5.00%, 11/01/33	5,720,000	5,722,974
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC Real Estate Foundation II
LLC Project,
5.00%, 7/01/33	5,000,000	5,110,700
5.25%, 7/01/38	10,000,000	10,236,100
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing Foundation Four
LLC Project, Assured Guaranty, 5.375%, 7/01/39	23,075,000	24,069,302
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project,
Series B, 5.50%, 1/01/33	15,000,000	15,739,050
Series E, 7.00%, 1/01/23	25,000,000	28,718,250
Clark County Hospital Authority Revenue, Athens Regional Medical Center Project, NATL Insured, 5.00%, 1/01/27	5,000,000	5,237,750
Clayton County Development Authority Student Housing and Activity Center Revenue, CSU Foundation Real Estate I LLC
Project, XLCA Insured, 5.00%, 7/01/33	11,125,000	11,425,597
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue, Georgia Gwinnett College Foundation LLC
Project, 6.00%, 7/01/34	10,000,000	10,771,800
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation I LLC Project, 6.25%, 6/15/40	13,970,000	15,151,722
USG Real Estate Foundation I LLC Project, Assured Guaranty, 5.625%, 6/15/38	5,000,000	5,248,450
USG Real Estate Foundation II LLC Project, Series A, 5.50%, 6/15/34	10,000,000	10,662,200
USG Real Estate Foundation III LLC Project, Series A, 5.00%, 6/15/40	5,000,000	5,089,600
Houston County Hospital Authority Revenue, Anticipation Certificates, Houston Healthcare Project, 5.25%, 10/01/35	10,485,000	10,721,856
Jefferson PBA Revenue, Jackson County Facilities, Series A, XLCA Insured,
5.00%, 3/01/32	1,805,000	1,945,393
Pre-Refunded, 5.00%, 3/01/32	4,270,000	4,849,439
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/28	5,000,000	5,480,250
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System Inc. Project,
Refunding, Assured Guaranty, 6.50%, 8/01/38	10,000,000	10,741,700
Private Colleges and Universities Authority Revenue, Emory University, Refunding,
Series A, 5.00%, 9/01/41	10,000,000	10,634,000
Series A, 5.00%, 10/01/43	10,000,000	10,752,400
Series C, 5.25%, 9/01/39	21,000,000	22,472,100
Richmond County Development Authority Educational Facilities Revenue, MCG-PPG Cancer Research Center LLC Project,
Series A, AMBAC Insured, 5.00%, 12/15/29	5,000,000	5,061,150
		378,633,474
Hawaii 0.5%
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Co. and Subsidiary Projects,
6.50%, 7/01/39	7,500,000	8,257,575
Hawaii State GO, Series EE, 4.00%, 11/01/32	10,000,000	10,139,600
Honolulu City and County Board of Water Supply Water System Revenue, Refunding, Series A, NATL Insured, 5.00%,
7/01/36	20,000,000	20,859,600
Honolulu City and County GO, ETM, 6.00%, 12/01/14	150,000	157,117
Honolulu City and County MFHR, Waipahu Towers Project, Series A, GNMA Secured, 6.90%, 6/20/35	1,090,000	1,091,646
Honolulu City and County Wastewater System Revenue, First Bond Resolution, Senior Series A, 5.00%, 7/01/38	10,000,000	10,595,700
		51,101,238
Idaho 0.1%
Idaho Health Facilities Authority Revenue, St. Luke's Health System Project, Series A, 6.75%, 11/01/37	12,500,000	13,889,750

Illinois 6.7%
Aurora Waterworks and Sewerage Revenue, XLCA Insured, 4.75%, 12/01/36	7,765,000	7,797,458
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn., 1/01/36	19,000,000	5,630,460
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project,
5.00%, 11/01/44	2,000,000	1,852,320
Radian Insured, 5.125%, 11/01/37	5,000,000	4,671,100
Chicago Board of Education GO,
Refunding, Series C, AGMC Insured, 5.25%, 12/01/23	15,860,000	16,878,053
Series A, 5.50%, 12/01/39	6,500,000	6,636,045
Series A, 5.00%, 12/01/42	40,200,000	38,886,264
Chicago GO,
Lakefront Millennium Project, Parking Facilities, NATL Insured, ETM, 5.75%, 1/01/23	8,955,000	11,125,244
Project, Series A, 5.00%, 1/01/34	15,000,000	15,018,750
Project, Series A, 5.25%, 1/01/35	7,000,000	7,084,490

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2014 (unaudited) (continued)
Refunding, Series A, 5.25%, 1/01/37	13,785,000	13,861,507
Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	13,445,000	13,944,885
Refunding, Series A, AGMC Insured, 5.00%, 1/01/29	26,000,000	26,775,320
Chicago Midway Airport Revenue, Refunding, Series C, Assured Guaranty, 5.50%, 1/01/24	18,460,000	21,544,297
Chicago O'Hare International Airport Revenue, General, third lien,
Series A, 5.75%, 1/01/39	5,000,000	5,358,050
Series C, AGMC Insured, 5.25%, 1/01/35	12,850,000	13,236,914
Chicago Park District GO, Series A, 5.00%, 1/01/33	4,500,000	4,613,760
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/40	10,000,000	10,289,900
Chicago Wastewater Transmission Revenue, second lien, Series A, BHAC Insured, 5.50%, 1/01/38	18,000,000	18,860,400
Chicago Waterworks Revenue, second lien, Refunding, 5.00%, 11/01/42	10,000,000	10,048,500
Cook County GO, Refunding, Series A, 5.25%, 11/15/33	8,720,000	9,015,434
Illinois Health Facilities Authority Revenue,
Loyola University Health System, Series A, NATL Insured, ETM, 5.625%, 7/01/18	2,105,000	2,516,506
South Suburban Hospital, ETM, 7.00%, 2/15/18	2,595,000	2,924,020
Illinois State Finance Authority Revenue,
Alexian Brothers Health System, Refunding, Series A, AGMC Insured, 5.50%, 1/01/28	45,000,000	47,436,300
Art Institute of Chicago, Refunding, Series A, 5.25%, 3/01/40	16,000,000	16,812,960
Columbia College, NATL Insured, 5.00%, 12/01/32	15,440,000	15,518,898
Resurrection Health Care, Series B, AGMC Insured, 5.25%, 5/15/29	28,650,000	29,963,316
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,427,200
Roosevelt University Project, Refunding, 6.50%, 4/01/39	15,000,000	15,346,500
Rush University Medical Center Obligated Group, Refunding, Series B, NATL Insured, 5.75%, 11/01/28	2,500,000	2,697,050
Rush University Medical Center Obligated Group, Refunding, Series B, NATL Insured, 5.25%, 11/01/35	3,000,000	3,093,570
Rush University Medical Center Obligated Group, Series B, 7.25%, 11/01/38	10,000,000	11,671,300
Sherman Health Systems, Series A, 5.50%, 8/01/37	5,000,000	5,275,050
Illinois State Finance Authority Student Housing Revenue,
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	16,608,600
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43	7,500,000	8,175,900
Illinois State GO,
5.25%, 7/01/30	16,915,000	17,798,809
5.50%, 7/01/33	5,000,000	5,320,600
5.50%, 7/01/38	20,000,000	20,894,800
AGMC Insured, 5.00%, 9/01/29	12,000,000	12,265,320
Assured Guaranty, 5.25%, 4/01/34	10,000,000	10,189,700
Refunding, 5.00%, 1/01/24	12,820,000	13,766,757
Illinois State Municipal Electric Agency Power Supply System Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 2/01/35	20,000,000	20,416,800
Illinois State Revenue, Build Illinois, Sales Tax Bonds, Series B, 5.25%, 6/15/34	15,000,000	15,858,900
Illinois State Toll Highway Authority Toll Highway Revenue, Senior, Refunding, Series A-1, 5.00%, 1/01/31	10,245,000	10,729,384
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured, 5.50%, 6/15/20	8,240,000	9,232,590
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured, 5.55%, 6/15/21	6,000,000	6,693,000
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured, zero cpn. to 6/14/17,
5.65% thereafter, 6/15/22	30,000,000	27,970,500
McCormick Place Expansion Project, Series A, 5.50%, 6/15/50	15,000,000	15,329,550
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%,
7/01/26	12,000,000	16,038,480
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	5,000,000	5,092,050
Railsplitter Tobacco Settlement Authority Revenue, Refunding, 6.00%, 6/01/28	14,530,000	16,269,822
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20	720,000	809,006
Southwestern Illinois Development Authority Revenue, Capital Appreciation, Local Government Program, AGMC Insured,
zero cpn.,
12/01/24	3,850,000	2,375,989
12/01/26	7,700,000	4,228,224
University of Illinois University Revenue, Auxiliary Facilities System,
Refunding, Series A, 5.125%, 4/01/36	2,950,000	3,092,810
Refunding, Series A, 5.25%, 4/01/41	5,000,000	5,251,900
Series A, 5.75%, 4/01/38	7,000,000	7,684,740
Upper River Valley Development Authority Environmental Facilities Revenue, General Electric Co. Project, 5.45%, 2/01/23	3,600,000	3,613,428
		697,519,480
Indiana 1.2%
Carmel RDA Lease Rental Revenue, Multipurpose, Series A, 4.00%,
8/01/35	5,000,000	4,859,350
2/01/38	7,220,000	6,887,375
Indiana Bond Bank Revenue, Special Program, Hendricks Regional Health Project, Series A, 5.50%, 2/01/29	9,000,000	10,039,770

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2014 (unaudited) (continued)
Indiana Finance Authority Hospital Revenue, Deaconess Hospital Obligated Group, Series A, 6.75%, 3/01/39	9,750,000	10,799,783
Indiana Health and Educational Facility Financing Authority Hospital Revenue, 5.50%, 3/01/27	6,500,000	6,844,370
Indiana State Finance Authority Environmental Revenue, Duke Energy Indiana Inc. Project, Refunding, Series B, 6.00%,
8/01/39	10,000,000	10,813,100
Indiana State Finance Authority Revenue, Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	12,683,000
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, first lien, Series A,
5.00%, 10/01/37	5,000,000	5,268,950
5.25%, 10/01/38	12,000,000	12,688,080
4.00%, 10/01/42	22,615,000	20,239,520
Indiana State Municipal Power Agency Power Supply System Revenue, Series B, 6.00%, 1/01/39	4,000,000	4,453,440
Indianapolis Local Public Improvement Bond Bank Revenue, Pilot Infrastructure Project, Series F, Assured Guaranty, 5.00%,
1/01/35	10,000,000	10,656,300
Jasper County PCR, Northern Indiana Public Service Co. Project, Refunding, Series C, NATL Insured, 5.60%, 11/01/16	5,000,000	5,367,750
University of Southern Indiana Revenue, Student Fee, Series J, Assured Guaranty, 5.75%, 10/01/28	2,000,000	2,294,140
		123,894,928
Kansas 0.3%
Burlington PCR, Kansas Gas and Electric Co. Project, Refunding, Series A, NATL Insured, 5.30%, 6/01/31	18,000,000	18,091,440
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated Group,
Refunding, Series C, 5.75%, 11/15/38	6,250,000	6,812,188
Wyandotte County Kansas City Unified Government Utility System Revenue, Series A, BHAC Insured, 5.25%, 9/01/34	5,000,000	5,348,150
		30,251,778
Kentucky 0.9%
Carroll County Environmental Facilities Revenue, Kentucky Utilities Co. Project, Series A, AMBAC Insured, 5.75%, 2/01/26	12,500,000	13,192,000
Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A, zero cpn.,
8/15/14	6,860,000	6,804,708
8/15/16	7,005,000	6,694,749
8/15/17	7,115,000	6,623,353
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc., Refunding, Series B,
NATL Insured, zero cpn., 10/01/18	8,585,000	7,735,772
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena Authority Inc., Series
A, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/38	4,000,000	4,136,160
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, NATL Insured, 5.00%,
9/01/32	10,000,000	10,492,500
Kentucky State Property and Buildings Commission Revenues, Project No. 90, Refunding, 5.50%, 11/01/28	15,000,000	16,623,300
Louisville/Jefferson County Metro Government College Revenue, Bellarmine University Project, Refunding and
Improvement, Series A, 6.00%, 5/01/33	3,000,000	3,107,250
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and St. Mary's HealthCare Inc.
Project, Pre-Refunded, 6.125%, 2/01/37	11,500,000	13,869,230
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, 5.25%, 10/01/35	7,000,000	7,400,260
		96,679,282
Louisiana 2.1%
East Baton Rouge Sewerage Commission Revenue, Refunding, Series A, 5.25%, 2/01/39	6,000,000	6,391,980
Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27	12,485,000	13,558,460
Lafayette Public Improvement Sales Tax GO, Series B, NATL Insured, 4.75%, 3/01/30	5,055,000	5,236,323
Lafayette Public Trust Financing Authority Revenue, Ragin' Cajun Facilities, Housing and Package Project, Assured
Guaranty, 5.50%, 10/01/35	6,000,000	6,292,140
Louisiana Local Government Environmental Facilities and CDA Revenue, Bossier City Public Improvement Projects, AMBAC
Insured, 5.00%, 11/01/32	6,730,000	7,119,263
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, Series
A, 6.75%, 7/01/39	10,000,000	11,103,900
Louisiana Public Facilities Authority Revenue,
Millennium Housing LLC Student Housing, Student Housing and Auxiliary Facilities Project, Assured Guaranty, 5.00%,
11/01/30	10,000,000	10,176,500
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	15,500,000	16,909,260
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	10,260,000	10,289,754
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	10,000,000	10,058,600
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	10,000,000	12,638,000
Louisiana State Gasoline and Fuels Tax Revenue,
second lien, Series B, 5.00%, 5/01/45	13,690,000	14,216,244
Series A, AGMC Insured, Pre-Refunded, 5.00%, 5/01/35	31,040,000	32,874,464
New Orleans GO, Public Improvement, Radian Insured,
5.00%, 12/01/27	5,935,000	6,149,491
5.125%, 12/01/33	11,645,000	11,799,296

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2014 (unaudited) (continued)
St. Charles Parish Consolidated Waterworks and Wastewater District No. 1 Revenue, Series A, AMBAC Insured, 5.00%,
7/01/36	6,230,000	6,325,132
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	40,500,000	40,620,690
		221,759,497
Maine 0.3%
Maine State Educational Loan Authority Student Loan Revenue, Supplemental Education Loan Program, Series A-3,
Assured Guaranty, 5.875%, 12/01/39	13,480,000	14,152,517
Maine State Health and Higher Educational Facilities Authority Revenue,
Maine General Medical Center Issue, 6.75%, 7/01/36	4,250,000	4,476,908
Maine General Medical Center Issue, 7.00%, 7/01/41	10,000,000	10,651,600
Series A, NATL Insured, 5.00%, 7/01/32	540,000	540,702
		29,821,727
Maryland 0.7%
Baltimore Project Revenue,
Wastewater Projects, Series C, 5.00%, 7/01/38	5,000,000	5,392,700
Wastewater Projects, Series C, 5.00%, 7/01/43	10,000,000	10,675,900
Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/37	8,130,000	8,470,322
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	5,000,000	5,865,650
Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects, Refunding, Assured
Guaranty, 5.00%, 6/01/33	15,000,000	15,252,000
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, 6.75%, 7/01/39	3,000,000	3,493,950
LifeBridge Health Issue, Refunding, Assured Guaranty, 5.00%, 7/01/28	3,000,000	3,150,090
Upper Chesapeake Hospitals Issue, Series C, 6.00%, 1/01/38	5,000,000	5,384,250
Western Maryland Health System Issue, Series A, NATL Insured, 5.00%, 7/01/34	19,345,000	19,444,046
		77,128,908
Massachusetts 2.9%
Massachusetts Bay Transportation Authority Revenue, Assessment, Refunding, Series A,
5.25%, 7/01/34	27,630,000	30,380,566
4.00%, 7/01/37	15,000,000	14,577,000
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A, 5.00%, 7/01/28	10,000,000	11,697,900
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Senior, Refunding, Series B,
5.00%, 1/01/37	31,000,000	32,136,150
Massachusetts State Development Finance Agency Revenue,
Brandeis University Issue, Refunding, Series O-1, 5.00%, 10/01/40	19,865,000	20,870,765
Massachusetts/Saltonstall Redevelopment Building Corp. Project, 100 Cambridge Street Redevelopment, Series A, NATL
Insured, 5.125%, 8/01/28	6,735,000	6,736,549
Wellesley College Issue, Series J, 5.00%, 7/01/42	10,000,000	10,670,700
Worcester Polytechnic Institute Issue, Refunding, NATL Insured, 5.00%, 9/01/37	10,000,000	10,376,700
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28	13,680,000	14,866,056
Refunding, Series K, 5.25%, 7/01/29	10,000,000	10,279,900
Series H, Assured Guaranty, 6.35%, 1/01/30	5,045,000	5,309,207
Massachusetts State GO, Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37	10,000,000	10,518,800
Massachusetts State Health and Educational Facilities Authority Revenue,
Berklee College of Music Issue, Refunding, Series A, 5.00%, 10/01/37	10,000,000	10,457,600
Emmanuel College Issue, NATL Insured, 5.00%, 7/01/37	10,000,000	10,052,300
Northeastern University Issue, Series A, 5.00%, 10/01/35	20,000,000	20,766,600
Northeastern University Issue, Series R, 5.00%, 10/01/33	6,830,000	7,179,354
Springfield College Issue, 5.50%, 10/15/31	1,710,000	1,773,202
Springfield College Issue, 5.625%, 10/15/40	7,000,000	7,255,990
Massachusetts State HFA Housing Revenue, Series B, 7.00%, 12/01/38	9,140,000	9,796,709
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
AGMC Insured, Pre-Refunded, 5.00%, 8/15/30	2,005,000	2,149,821
AMBAC Insured, 4.50%, 8/15/35	30,000,000	30,468,900
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 4.00%,
6/01/35	12,795,000	12,758,022
6/01/36	10,000,000	9,897,500
Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Series A, 5.00%, 8/01/32	225,000	225,581

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2014 (unaudited) (continued)
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue, MWRA Program, Refunding,
Sub Series A, 5.75%, 8/01/29	450,000	451,467
		301,653,339
Michigan 3.4%
Detroit City School District GO, School Building and Site Improvement, Refunding, Series A, 5.00%,
5/01/30	1,245,000	1,276,162
5/01/33	1,500,000	1,520,100
Detroit GO, Distribution State Aid, 5.00%, 11/01/30	22,500,000	22,473,000
Detroit Sewage Disposal System Revenue, second lien, Series A, NATL Insured, 5.00%, 7/01/30	5,470,000	5,126,046
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, 5.25%,
7/01/39	12,000,000	11,067,840
Detroit Water Supply System Revenue,
second lien, Series B, AGMC Insured, 7.00%, 7/01/36	5,000,000	5,310,300
senior lien, Refunding, Series B, Assured Guaranty, 5.00%, 7/01/21	10,000,000	9,926,300
senior lien, Refunding, Series D, AGMC Insured, 5.00%, 7/01/32	32,650,000	30,737,690
senior lien, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/30	17,575,000	16,668,833
Grand Rapids Public Schools GO, School Building and Site, AGMC Insured, 4.50%, 5/01/31	21,800,000	22,474,492
Michigan State Building Authority Revenue, Facilities Program,
Refunding, Series I, 6.25%, 10/15/38	15,000,000	16,674,450
Refunding, Series I-A, 5.375%, 10/15/36	6,730,000	7,203,792
Refunding, Series I-A, 5.25%, 10/15/44	20,655,000	21,694,153
Refunding, Series IA, NATL RE, FGIC Insured, 5.00%, 10/15/31	9,475,000	10,022,087
Series H, 5.125%, 10/15/33	12,500,000	13,085,875
Series H, AGMC Insured, 5.00%, 10/15/26	5,000,000	5,400,000
Michigan State Finance Authority Revenue,
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	29,750,000	30,151,625
School District of the City of Detroit, Refunding, 5.00%, 6/01/18	2,400,000	2,628,816
School District of the City of Detroit, Refunding, 5.00%, 6/01/19	1,900,000	2,091,463
School District of the City of Detroit, Refunding, 5.00%, 6/01/20	1,500,000	1,647,060
School District of the City of Detroit, Refunding, 5.50%, 6/01/21	10,000,000	11,201,600
Michigan State GO, Environmental Program, Refunding, Series A,
6.00%, 11/01/24	1,000,000	1,175,110
5.50%, 11/01/25	1,000,000	1,135,370
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19	405,000	423,035
Michigan State Hospital Finance Authority Revenue,
MidMichigan Obligated Group, Series A, 6.00%, 6/01/29	4,000,000	4,330,000
MidMichigan Obligated Group, Series A, 6.125%, 6/01/39	5,000,000	5,400,000
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	10,000,000	10,406,700
Michigan State Strategic Fund Limited Obligation Revenue, The Detroit Edison Co. Exempt Facilities Project, Refunding,
Series KT, 5.625%, 7/01/20	7,000,000	8,143,100
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed, Senior Series A, 6.00%,
6/01/34	42,680,000	33,565,259
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group, Refunding,
Series V, 8.25%, 9/01/39	20,000,000	24,065,400
Series W, 6.375%, 8/01/29	10,000,000	11,386,900
Wayne State University Revenue, General, AMBAC Insured, 5.00%, 11/15/36	5,000,000	5,120,650
		353,533,208
Minnesota 0.2%
Minneapolis Health Care System Revenue, Fairview Health Services, Series A,
6.625%, 11/15/28	11,000,000	12,530,760
6.75%, 11/15/32	6,250,000	7,054,000
Minnesota Agricultural and Economic Development Board Revenue, Health Care System, Fairview Hospital and Healthcare
Services, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	510,000	511,433
		20,096,193
Mississippi 0.6%
Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project, Refunding, 5.875%, 4/01/22	45,000,000	45,044,100
Mississippi Development Bank Special Obligation Revenue,
City of Jackson GO Capital City Convention Center Project, Refunding, Series A, 5.00%, 3/01/36	10,000,000	10,871,200
City of Jackson Water and Sewer System Project, AGMC Insured, 6.875%, 12/01/40	3,400,000	4,228,002
		60,143,302
Missouri 0.4%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue,
Iatan 2 Project, Series A, AMBAC Insured, 5.00%, 1/01/34	14,000,000	14,313,320

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2014 (unaudited) (continued)
Plum Point Project, NATL Insured, 5.00%, 1/01/34	13,000,000	13,081,510
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, St. Luke's Health System, Series B,
AGMC Insured, 5.50%, 11/15/35	15,000,000	15,908,400
		43,303,230
Nebraska 1.7%
Adams County School District No. 018 GO, Hastings Public Schools, AGMC Insured, Pre-Refunded, 5.00%, 12/15/31	5,795,000	6,538,383
Lancaster County Correctional Facility Joint Public Agency GO, Building, 5.00%, 12/01/28	5,000,000	5,681,200
Lancaster County School District No. 001 GO, Lincoln Public Schools, 5.00%, 1/15/36	24,725,000	25,691,995
Lincoln Electric System Revenue, Pre-Refunded, 5.00%, 9/01/31	8,645,000	9,287,496
Madison County Hospital Authority No. 001 Hospital Revenue, Faith Regional Health Services Project, Series A-1, 6.00%,
7/01/33	12,000,000	12,686,160
Municipal Energy Agency of Nebraska Power Supply System Revenue, Refunding, Series A, BHAC Insured, 5.375%,
4/01/39	5,000,000	5,426,200
Omaha Convention Hotel Corp. Revenue, Convention Center, first tier, Refunding, AMBAC Insured, 5.00%, 2/01/35	30,000,000	30,743,700
Omaha Public Facilities Corp. Lease Revenue, Baseball Stadium Project, 5.00%, 6/01/36	9,000,000	9,488,880
Omaha Public Power District Revenue, Electric System, Series C, 5.00%, 2/01/39	23,305,000	24,597,262
Omaha Public Power District Separate Electric System Revenue, Nebraska City 2, Series A, AMBAC Insured, 5.00%,
2/01/30	12,165,000	12,911,444
University of Nebraska Revenue,
Kearney Student Fees and Facilities, 5.00%, 7/01/30	5,000,000	5,352,900
Lincoln Student Fees and Facilities, 5.00%, 7/01/37	5,000,000	5,335,850
Lincoln Student Fees and Facilities, 5.00%, 7/01/42	7,500,000	7,884,375
Lincoln Student Fees and Facilities, Series A, 5.25%, 7/01/34	5,000,000	5,405,150
Omaha Student Facilities Project, 5.00%, 5/15/32	5,000,000	5,350,100
University of Nebraska Omaha Health and Recreation Project, 5.00%, 5/15/38	5,000,000	5,232,550
		177,613,645
Nevada 0.4%
Clark County Airport Revenue, sub. lien, Series A-2, NATL RE, FGIC Insured, 5.125%, 7/01/27	10,000,000	10,176,300
Clark County School District GO,
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/24	15,000,000	16,532,700
Series C, AGMC Insured, Pre-Refunded, 5.00%, 6/15/21	10,000,000	10,863,800
Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%, 12/01/17	6,015,000	6,041,225
		43,614,025
New Hampshire 0.2%
Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%, 6/20/33	4,881,000	4,885,832
New Hampshire Health and Education Facilities Authority Revenue, The Memorial Hospital Issue, Refunding, 5.25%,
6/01/26	1,000,000	1,009,710
6/01/36	1,100,000	1,053,899
New Hampshire Higher Educational and Health Facilities Authority Revenue, New Hampshire Catholic Charities Issue,
5.80%, 8/01/22	970,000	970,446
New Hampshire Municipal Bond Bank Revenue, Series B, 5.00%, 8/15/39	11,250,000	12,192,975
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A, 6.125%, 10/01/39	5,000,000	5,206,300
		25,319,162
New Jersey 3.4%
Bayonne GO, General Improvement, Refunding, 5.75%, 7/01/35	9,000,000	9,627,570
New Jersey EDA Revenue,
Cigarette Tax, Pre-Refunded, 5.75%, 6/15/29	20,000,000	20,404,200
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	10,000,000	10,167,600
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	5,000,000	5,079,450
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/30	15,000,000	16,060,650
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/31	14,775,000	15,716,020
School Facilities Construction, Series NN, 5.00%, 3/01/28	22,000,000	23,868,680
School Facilities Construction, Series O, Pre-Refunded, 5.125%, 3/01/28	20,000,000	21,050,000
School Facilities Construction, Series U, 5.00%, 9/01/37	22,000,000	22,402,160
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset Transformation Program,
Series A, 5.25%, 10/01/38	10,000,000	10,521,300
New Jersey State COP, Equipment Lease Purchase, Series A, 5.25%,
6/15/25	20,305,000	22,058,337
6/15/26	8,000,000	8,666,400
6/15/27	4,000,000	4,329,120
6/15/28	2,000,000	2,156,460
New Jersey State Housing and Mortgage Finance Agency Revenue, Series AA, 6.375%, 10/01/28	3,830,000	3,921,805

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2014 (unaudited) (continued)
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
Series A, 6.00%, 12/15/38	39,505,000	43,677,913
Series A, Pre-Refunded, 6.00%, 12/15/38	20,495,000	25,257,423
Series B, 5.25%, 6/15/36	10,000,000	10,587,000
Series D, 5.25%, 12/15/23	50,000,000	58,239,500
New Jersey State Turnpike Authority Turnpike Revenue,
Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15, 5.15% thereafter, 1/01/35	10,000,000	9,709,700
Series E, 5.25%, 1/01/40	13,925,000	14,718,307
		358,219,595
New York 7.7%
Long Island Power Authority Electric System Revenue, General, Refunding, Series A, 6.00%, 5/01/33	12,500,000	14,059,625
MTA Dedicated Tax Fund Revenue, Series B,
5.25%, 11/15/28	6,000,000	6,607,260
5.25%, 11/15/29	4,000,000	4,396,000
5.25%, 11/15/30	3,000,000	3,282,180
5.00%, 11/15/34	15,000,000	15,813,600
MTA Revenue, Transportation,
Refunding, Series D, 5.25%, 11/15/40	15,000,000	15,658,800
Series A, 5.00%, 11/15/37	25,000,000	25,454,250
Series A, 5.00%, 11/15/38	11,800,000	12,233,650
Series C, 6.50%, 11/15/28	15,000,000	17,678,100
Series D, 5.00%, 11/15/34	10,000,000	10,383,300
Series D, 5.00%, 11/15/36	9,500,000	9,852,355
Sub Series A-1, 5.00%, 11/15/40	30,000,000	30,918,600
New York City GO,
Fiscal 2002, Series D, 5.50%, 6/01/24	185,000	185,655
Fiscal 2009, Series E, Sub Series E-1, 6.25%, 10/15/28	10,000,000	11,791,700
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/23	24,620,000	28,042,919
Fiscal 2013, Series F, Sub Series F-1, 5.00%, 3/01/30	20,000,000	21,923,000
Series F, 5.25%, 1/15/23	5,000	5,017
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2009, Series A, 5.75%, 6/15/40	6,000,000	6,711,180
Second General Resolution, Fiscal 2008, Refunding, Series AA, 5.00%, 6/15/37	10,000,000	10,497,200
Second General Resolution, Fiscal 2009, Refunding, Series EE, 5.25%, 6/15/40	64,970,000	69,205,394
Second General Resolution, Fiscal 2009, Refunding, Series FF-2, 5.50%, 6/15/40	15,000,000	16,270,950
Second General Resolution, Fiscal 2012, Refunding, Series AA, 5.00%, 6/15/34	10,000,000	10,704,100
Second General Resolution, Fiscal 2013, Refunding, Series DD, 5.00%, 6/15/35	30,705,000	33,106,438
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	15,000,000	15,660,300
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-2, 6.00%, 7/15/38	20,000,000	22,514,200
Fiscal 2009, Series S-3, 5.25%, 1/15/34	10,170,000	11,145,506
Fiscal 2009, Series S-4, 5.50%, 1/15/34	12,890,000	14,335,227
Fiscal 2011, Series S-2, Sub Series S-2A, 5.00%, 7/15/40	35,000,000	36,796,200
Fiscal 2012, Series S-1, Sub Series S-1A, 5.25%, 7/15/37	5,300,000	5,715,732
New York City Transitional Finance Authority Revenue, Future Tax Secured,
Fiscal 2011, sub. bond, Series C, 5.00%, 11/01/39	15,000,000	15,877,500
Fiscal 2014, sub. bond, Series A, Sub Series A-1, 5.00%, 11/01/34	15,000,000	16,274,850
Series D, 5.00%, 2/01/27	935,000	938,964
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, AMBAC Insured, 5.00%, 11/15/30	10,000,000	10,433,500
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, 5.25%, 12/15/43	25,000,000	26,500,250
Second Priority, Bank of America Tower at One Bryant Park Project, Class 1, Refunding, 5.625%, 1/15/46	25,000,000	26,761,250
Seven World Trade Center Project, Refunding, 5.00%, 9/15/43	6,500,000	6,656,390
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue,
5.25%, 10/01/35	40,000,000	42,740,800
5.50%, 10/01/37	24,995,000	27,376,524
New York State Dormitory Authority Lease Revenue, State University Dormitory Facilities, Series A, 5.00%, 7/01/41	10,000,000	10,471,800
New York State Dormitory Authority Revenues, State Supported Debt, Upstate Community Colleges,
Refunding, Series A, 5.00%, 7/01/28	1,535,000	1,538,024
Series C, 6.00%, 7/01/31	23,215,000	25,942,530
New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose, Series A, 5.00%, 2/15/36	15,000,000	16,091,850
New York State HFAR, Housing Project Mortgage, Refunding, Series A, AGMC Insured,
6.10%, 11/01/15	120,000	120,337
6.125%, 11/01/20	240,000	240,480

	Franklin Federal Tax-Free Income Fund

	Statement of Investments, January 31, 2014 (unaudited) (continued)
	New York State Urban Development Corp. Revenue, State Personal Income Tax,
	General Purpose, Series A, 5.00%, 3/15/31	10,000,000	10,818,900
	State Facilities and Equipment, Series B-1, 5.00%, 3/15/36	5,000,000	5,328,750
	Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred Seventy-Ninth Series, 5.00%, 12/01/38	20,000,000	21,593,400
	Triborough Bridge and Tunnel Authority Revenue, General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	15,000,000	18,629,700
	Triborough Bridge and Tunnel Authority Revenues, General, MTA Bridges and Tunnels,
	Series A, 5.25%, 11/15/38	25,000,000	26,970,250
	Series A-2, 5.25%, 11/15/34	7,500,000	8,196,675
			800,451,162
	North Carolina 2.4%
	Charlotte Airport Revenue, Series A, NATL Insured, 5.00%, 7/01/34	6,000,000	6,038,280
	Charlotte COP,
	Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/34	13,000,000	13,559,910
	Transit Projects, Phase II, Series E, 5.00%, 6/01/30	15,940,000	16,522,288
	North Carolina Eastern Municipal Power Agency Power System Revenue,
	Refunding, Series B, 6.00%, 1/01/22	1,250,000	1,510,188
	Refunding, Series B, 6.25%, 1/01/23	39,030,000	48,155,995
	Series A, 5.50%, 1/01/26	4,500,000	4,953,420
	North Carolina Medical Care Commission Revenue, Rowan Regional Medical Center Project, FHA Insured, Pre-Refunded,
	4.75%, 9/01/24	6,970,000	7,151,290
	North Carolina State Capital Improvement Limited Obligation Revenue, Series A, 5.00%,
	5/01/23	20,000,000	22,809,000
	5/01/24	5,500,000	6,260,815
	5/01/25	5,750,000	6,536,255
	5/01/26	20,000,000	22,404,600
	5/01/27	4,500,000	5,089,185
	5/01/28	4,250,000	4,772,962
	North Carolina Turnpike Authority Triangle Expressway System Revenue,
	Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/33	25,000,000	10,178,500
	Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/34	15,000,000	5,789,850
	Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/35	15,215,000	5,632,897
	Series A, Assured Guaranty, 5.50%, 1/01/29	6,750,000	7,530,570
	Series A, Assured Guaranty, 5.75%, 1/01/39	10,380,000	11,243,927
	Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/40	13,115,000	13,990,426
	Wake County GO, Refunding, Series C, 5.00%, 3/01/25	21,780,000	26,430,030
			246,560,388
	North Dakota 0.3%
	Grand Forks Health Care System Revenue, Altru Health System Obligated Group,
	Assured Guaranty, 5.00%, 12/01/26	8,385,000	8,647,618
	Refunding, 5.50%, 12/01/20	8,870,000	9,674,775
	Refunding, 5.50%, 12/01/24	13,945,000	14,734,427
			33,056,820
	Ohio 3.0%
	Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%, 12/01/29	10,000,000	10,908,400
	American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/38	22,500,000	23,109,975
	Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	6,750,000	6,798,668
	Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed,
	Senior Capital Appreciation Turbo Term Bond, Series A-3, 6.25%, 6/01/37	15,000,000	12,297,450
	Senior Current Interest Turbo Term Bond, Series A-2, 5.75%, 6/01/34	11,250,000	8,755,087
	Cleveland State University General Receipt Revenue, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 6/01/29	5,000,000	5,077,250
	Cleveland-Cuyahoga County Port Authority Development Lease Revenue, Administrative Headquarters Project, 5.00%,
	7/01/37	6,000,000	6,476,580
	Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati, Improvement and
	Refunding, Series A, 5.00%, 12/01/38	12,000,000	12,875,400
	JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	21,060,000	22,045,187
	Kent State University Revenues, General Receipts, Series A, 5.00%, 5/01/37	10,500,000	10,916,010
	Little Miami Local School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/34	4,000,000	4,506,200
	Maple Heights City School District GO, School Facilities Improvement,
	5.00%, 1/15/37	23,890,000	24,917,748
Pre	-Refunded, 5.00%, 1/15/37	5,480,000	6,184,399
	Marysville Wastewater Treatment System Revenue, Refunding, XLCA Insured, 5.00%,
	12/01/31	8,000,000	8,217,520
	12/01/36	13,725,000	13,984,265

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2014 (unaudited) (continued)
Ohio State Air Quality Development Authority Revenue,
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	15,821,400
Pollution Control, FirstEnergy Generation Corp. Project, Refunding, Series C, 5.625%, 6/01/18	8,500,000	9,239,585
Ohio State GO, Infrastructure Improvement, Series A, 5.375%, 9/01/28	10,000,000	11,168,000
Ohio State Turnpike Commission Revenue, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	22,837,850
Ohio State University Revenue, Special Purpose General Receipts, Series A, 5.00%, 6/01/38	20,060,000	21,381,954
Ohio State Water Development Authority PCR, FirstEnergy Nuclear Generation Corp. Project, Mandatory Put 6/01/16,
Refunding, Series A, 5.875%, 6/01/33	13,000,000	14,118,520
Scioto County Hospital Facilities Revenue, Southern Ohio Medical Center, Refunding, 5.75%, 2/15/38	17,000,000	17,831,980
Toledo Water System Revenue, Improvement and Refunding, 5.00%, 11/15/38	20,000,000	21,123,200
		310,592,628
Oregon 0.9%
Oregon Health and Science University Revenue, Series A, 5.75%, 7/01/39	5,000,000	5,393,650
Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Series A, 4.50%, 11/15/32	30,000,000	30,709,800
Oregon State GO, State Board of Higher Education, Series A, Pre-Refunded, 5.00%,
8/01/26	6,630,000	7,094,080
8/01/27	6,955,000	7,441,829
Port of Portland International Airport Revenue, Series Nineteen, 5.50%, 7/01/38	25,000,000	27,098,500
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/35	11,540,000	12,617,836
		90,355,695
Pennsylvania 2.6%
Centennial School District Bucks County GO, Series B, AGMC Insured, 5.25%, 12/15/37	13,655,000	15,002,202
Coatesville Area School District GO, AGMC Insured, 5.00%, 8/01/24	6,420,000	6,776,888
Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/42	5,400,000	5,517,612
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured, 5.60%, 7/01/17	5,000,000	5,547,800
Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital Project, Series A, 5.375%, 8/15/28	5,000,000	5,109,550
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue, Aqua Pennsylvania Inc. Project,
Series B, 5.00%, 12/01/43	20,000,000	20,568,800
Pennsylvania State Economic Development Financing Authority Water Facility Revenue, Pennsylvania-American Water Co.
Project, 6.20%, 4/01/39	12,500,000	13,593,000
Pennsylvania State Higher Educational Facilities Authority Revenue, Temple University, Refunding, NATL Insured, 5.00%,
4/01/33	13,225,000	13,624,527
Pennsylvania State Turnpike Commission Turnpike Revenue,
Capital Appreciation, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25% thereafter, 6/01/33	5,000,000	5,073,550
Motor License Fund-Enhanced, Subordinate, Series A, 5.00%, 12/01/37	3,000,000	3,113,820
Motor License Fund-Enhanced, Subordinate, Series A, Sub Series A-1, 5.00%, 12/01/38	20,000,000	20,598,800
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/28	5,000,000	5,649,050
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	15,000,000	16,634,100
sub. bond, Series B, 5.75%, 6/01/39	20,000,000	21,218,600
Philadelphia Gas Works Revenue, Fifth Series A-1, AGMC Insured, 5.00%, 9/01/29	5,000,000	5,035,500
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/24	11,000,000	12,018,380
Philadelphia Hospitals and Higher Educational Facilities Authority Revenue, Mortgage, North Philadelphia Health Systems,
Refunding, Series A, FHA Insured,
5.30%, 1/01/18	965,000	968,397
5.35%, 1/01/23	5,690,000	5,708,037
5.375%, 1/01/28	3,700,000	3,704,699
Philadelphia Municipal Authority Revenue, Lease, 6.375%, 4/01/29	4,500,000	5,002,245
Philadelphia RDAR, Neighborhood Transformation Initiative, Series C, NATL RE, FGIC Insured, 5.00%,
4/15/29	10,965,000	11,085,944
4/15/30	12,000,000	12,118,320
Philadelphia School District GO, Series E, 6.00%, 9/01/38	25,000,000	26,896,500
Philadelphia Water and Wastewater Revenue, Series A,
5.25%, 1/01/25	1,000,000	1,094,260
5.00%, 1/01/26	5,000,000	5,374,900
5.00%, 1/01/27	1,750,000	1,874,653
5.25%, 1/01/32	5,000,000	5,333,050
Pittsburgh and Allegheny County Sports and Exhibition Authority Hotel Room Regional Enterprise Tower Revenue,
Refunding, Assured Guaranty, 5.00%, 2/01/35	18,000,000	18,460,800
		272,703,984
Rhode Island 1.3%
Narragansett Bay Commission Wastewater System Revenue, Series A, NATL Insured, 5.00%, 8/01/30	7,990,000	8,287,308
Rhode Island Convention Center Authority Revenue, Refunding, Series A, Assured Guaranty, 5.50%, 5/15/27	17,300,000	18,805,446
Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
Refunding, Series 15-A, 6.85%, 10/01/24	620,000	621,066

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2014 (unaudited) (continued)
Series 10-A, 6.50%, 10/01/22	475,000	475,532
Series 10-A, 6.50%, 4/01/27	265,000	265,281
Rhode Island State EDC Airport Revenue, Series B, NATL Insured, 5.00%,
7/01/27	12,280,000	12,430,676
7/01/30	14,965,000	15,099,685
Rhode Island State Health and Educational Building Corp. Higher Education Facilities Revenue, Brown University Issue,
Refunding, Series A, 5.00%, 9/01/39	9,000,000	9,584,010
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue, New England Institute of
Technology Issue, Series A, 5.125%, 3/01/40	16,435,000	16,851,956
Rhode Island State Health and Educational Building Corp. Revenue,
Higher Education Facility, Board of Governors for Higher Education, University of Rhode Island, Educational and General
Issue, Refunding, Series G, AMBAC, 5.00%, 9/15/30	10,000,000	10,297,600
Hospital Financing, Lifespan Obligated Group Issue, Refunding, Series A, AGMC Insured, 5.00%, 5/15/26	5,000,000	5,169,200
Hospital Financing, Lifespan Obligated Group Issue, Refunding, Series A, AGMC Insured, 5.00%, 5/15/32	12,440,000	12,704,848
Hospital Financing, Lifespan Obligated Group Issue, Series A, 7.00%, 5/15/39	8,200,000	9,027,462
Public Schools, Bond Financing Program, Town of East Greenwich Issue, Series A, 5.00%, 5/15/37	10,585,000	11,308,696
		130,928,766
South Carolina 1.6%
Charleston Educational Excellence Finance Corp. Revenue, Charleston County School District Project, Pre-Refunded,
5.25%, 12/01/30	8,000,000	8,712,880
Greenville County School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow, Refunding, 5.00%,
12/01/28	7,500,000	8,082,075
Greenwood Fifty School Facilities Inc. Installment Purchase Revenue, Greenwood School District No. 50, South Carolina
Project, Refunding, Assured Guaranty, 4.50%, 12/01/32	7,030,000	7,238,510
Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster County Project, Pre-Refunded,
5.00%, 12/01/26	12,300,000	12,782,652
Medical University of South Carolina Hospital Authority Hospital Facilities Revenue, Mortgage, Series A, NATL Insured, Pre-
Refunded, 5.00%, 8/15/31	10,910,000	11,180,241
Newberry Investing in Children's Education Installment Revenue, Newberry County School District Project, 5.00%, 12/01/30	4,000,000	4,155,120
Piedmont Municipal Power Agency Electric Revenue, Series A-2, 5.00%, 1/01/24	10,000,000	10,632,900
SCAGO Educational Facilities Corp. for Beaufort School District Revenue, Installment Purchase, School District of Beaufort
County Project, Refunding, AGMC Insured, 5.00%, 12/01/31	5,340,000	5,607,480
SCAGO Educational Facilities Corp. for Chesterfield School District Revenue, Installment Purchase, Chesterfield County
School District Project, Assured Guaranty, 5.00%, 12/01/29	7,500,000	7,896,450
SCAGO Educational Facilities Corp. for Colleton School District Revenue, Installment Purchase, School District of Colleton
Project, Assured Guaranty, 5.00%,
12/01/25	3,340,000	3,508,236
12/01/26	4,000,000	4,192,640
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase, School District of Pickens
County Project, AGMC Insured, 5.00%,
12/01/25	18,900,000	20,057,058
12/01/31	10,000,000	10,309,600
South Carolina Jobs EDA Hospital Revenue,
AnMed Health Project, Refunding and Improvement, Series B, Assured Guaranty, 5.375%, 2/01/29	4,000,000	4,270,720
Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	20,177,600
Palmetto Health, Refunding and Improvement, 5.75%, 8/01/39	3,000,000	3,162,690
South Carolina State Public Service Authority Revenue, Refunding,
Series A, 5.50%, 1/01/38	7,500,000	8,163,450
Series B, 5.25%, 1/01/34	6,000,000	6,361,020
University of South Carolina Higher Education Revenue, Special Moore School Business Project, 5.00%, 5/01/32	11,490,000	12,490,779
		168,982,101
South Dakota 0.4%
Huron School District No. 2-2 GO, 5.00%, 6/15/39	4,000,000	4,096,760
South Dakota State Health and Educational Facilities Authority Revenue,
Avera Health Issue, Series B, 5.50%, 7/01/35	3,000,000	3,135,600
Avera Health Issue, Series B, 5.25%, 7/01/38	5,000,000	5,158,200
Sanford Health, 5.00%, 11/01/27	2,355,000	2,483,583
Sanford Health, 5.00%, 11/01/40	12,945,000	13,036,262
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/46	6,005,000	6,113,030
Vocational Education Program, Series A, 5.125%, 8/01/46	7,000,000	7,235,060
		41,258,495
Tennessee 0.4%
Knox County Health Educational and Housing Facility Board Revenue, University Health System Inc., Refunding, 5.25%,
4/01/27	17,500,000	17,912,125

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2014 (unaudited) (continued)
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Refunding, 5.00%, 7/01/40	5,000,000	5,368,250
Tennessee HDA Residential Financing Program Revenue, Issue 1C, 4.00%, 7/01/43	14,000,000	13,349,560
		36,629,935
Texas 8.9%
Allen ISD, GO, Collin County, School Building Unlimited Tax, Series A, 5.00%, 2/15/39	11,575,000	12,619,644
Austin Community College District Public Facility Corp. Revenue,
Educational Facility Project, Round Rock Campus, 5.25%, 8/01/33	8,675,000	9,534,953
Hays New Campus Project, 5.00%, 8/01/36	5,700,000	5,997,825
Austin ISD, GO, Travis County, Unlimited Tax, Refunding, 5.00%, 8/01/33	10,000,000	10,751,400
Austin Water and Wastewater System Revenue, Refunding, Series A, 5.00%, 11/15/38	20,000,000	21,344,400
Bexar County GO, Certificates of Obligation, Combined Flood Control Tax and Revenue, AGMC Insured, 5.00%, 6/15/37	20,000,000	21,077,600
Bexar County Hospital District GO, Certificates of Obligation, Combination Tax and Revenue, 5.00%, 2/15/38	10,000,000	10,474,600
Central Texas Regional Mobility Authority Revenue, senior lien, Refunding, 6.00%, 1/01/41	14,000,000	14,758,240
Corpus Christi Utility System Revenue,
Improvement, junior lien, 5.00%, 7/15/38	6,000,000	6,205,260
Improvement, junior lien, 5.00%, 7/15/43	7,000,000	7,179,970
junior lien, Refunding, 5.00%, 7/15/37	12,625,000	13,226,708
Crowley ISD, GO, Tarrant and Johnson Counties, Unlimited Tax School Building, PSF Guarantee, 5.00%, 8/01/36	13,900,000	15,053,283
Dallas Civic Center Revenue, Refunding and Improvement, Assured Guaranty, 5.25%, 8/15/34	18,975,000	20,073,083
Dallas County Utility and Reclamation District GO, Refunding, Series A, AMBAC Insured, 5.375%, 2/15/29	28,325,000	29,713,208
Dallas Waterworks and Sewer System Revenue, Refunding, 5.00%, 10/01/35	10,000,000	10,827,700
Dallas/Fort Worth International Airport Revenue,
Joint, Refunding, Series D, 5.25%, 11/01/32	10,000,000	10,748,700
Joint Improvement, Series A, 5.00%, 11/01/42	25,000,000	25,383,750
Denton ISD, GO, Unlimited Tax School Building, PSF Guarantee, 5.00%, 8/15/38	15,710,000	16,868,613
Ector County ISD, GO, Unlimited Tax School Building, PSF Guarantee, 5.00%, 8/15/36	10,355,000	11,297,201
Forney ISD, GO, Unlimited Tax School Building, Series A, PSF Guarantee, 6.00%, 8/15/37	2,000,000	2,269,460
Goose Creek Consolidated ISD, GO, Unlimited Tax Schoolhouse, PSF Guarantee, 5.00%, 2/15/38	6,045,000	6,594,914
Grand Parkway Transportation Corp. System Toll Revenue, Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	10,000,000	6,073,300
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare System, Series B, Pre-
Refunded, 7.25%, 12/01/35	13,500,000	17,366,535
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.125%, 2/15/32	10,215,000	10,498,466
Harris County MTA Revenue, Contractual Obligations, Series B, 5.00%, 11/01/33	10,000,000	10,602,400
Hays County GO, Unlimited Tax Road Bonds, 5.00%, 2/15/36	6,960,000	7,348,507
Hidalgo County Regional Mobility Authority Vehicle Registration Revenue, senior lien, Refunding,
5.25%, 12/01/38	5,000,000	5,343,900
5.00%, 12/01/43	5,000,000	5,156,300
Houston Airport System Revenue, Refunding, second lien, Series A, 5.50%,
7/01/34	5,000,000	5,432,500
7/01/39	30,850,000	33,347,616
Houston Utility System Revenue, Combined, first lien, Refunding, Series D, 5.00%, 11/15/36	10,000,000	10,682,900
Keller ISD, GO, Unlimited Tax School Building, 5.50%, 2/15/35	10,000,000	11,263,000
Laredo Waterworks Sewer System Revenue,
5.25%, 3/01/40	16,535,000	17,832,997
AGMC Insured, 5.00%, 3/01/41	2,500,000	2,577,975
Lower Colorado River Authority Revenue, Improvement, Refunding, Series A, NATL Insured, 5.00%, 5/15/26	55,000	55,112
Lower Colorado River Authority Transmission Contract Revenue, LCRA Transmission Services Corp. Project, Refunding,
5.50%, 5/15/36	15,310,000	16,399,460
Series A, 5.00%, 5/15/36	10,000,000	10,398,200
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas, Refunding and Improvement,
6.25%, 2/15/37	5,000,000	5,134,000
Manor ISD, GO, Unlimited Tax School Building, PSF Guarantee, 5.00%, 8/01/37	8,175,000	8,683,485
Matagorda County Hospital District Revenue, FHA Insured, 5.00%, 2/15/35	10,000,000	10,173,900
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	20,000,000	21,315,200
North Harris County Regional Water Authority Revenue, senior lien,
5.25%, 12/15/33	27,000,000	28,746,090
5.50%, 12/15/38	25,000,000	26,743,000
North Texas Tollway Authority Revenue,
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, zero cpn. to 1/01/15, 6.50% thereafter,
1/01/43	25,000,000	27,519,750
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	1,953,975
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/43	7,500,000	1,209,675
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75% thereafter, 9/01/45	25,000,000	18,948,500
System, first tier, Refunding, Series A, 6.25%, 1/01/39	12,500,000	13,941,250
System, first tier, Refunding, Series A, 5.75%, 1/01/40	35,000,000	37,797,200

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2014 (unaudited) (continued)
System, first tier, Refunding, Series K, Sub Series K-2, 6.00%, 1/01/38	15,000,000	16,372,500
System, second tier, Refunding, Series F, 5.75%, 1/01/38	30,000,000	31,525,200
Port of Houston Authority Harris County GO, Refunding, Series A, 5.625%, 10/01/38	14,000,000	14,889,560
Rio Grande City Consolidated ISD, GO, Unlimited Tax School Building, PSF Guarantee, 5.00%, 8/15/37	10,510,000	11,173,601
San Antonio Electric and Gas Systems Revenue, junior lien, 5.00%, 2/01/38	10,000,000	10,532,500
San Antonio Public Facilities Corp. Lease Revenue, Refunding and Improvement, Convention Center Refinancing and
Expansion Project, 4.00%,
9/15/34	11,000,000	10,536,900
9/15/42	41,000,000	35,894,270
San Jacinto River Authority Special Project Revenue, Group Project, AGMC Insured, 5.00%,
10/01/32	5,000,000	5,176,300
10/01/37	3,000,000	3,081,540
Southwest Higher Education Authority Revenue, Southern Methodist University Project, Series A, 5.00%, 10/01/38	34,380,000	36,152,289
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue,
Cook Children's Medical Center, Refunding, Series A, 5.25%, 12/01/39	10,000,000	10,565,100
Hendrick Medical Center Obligation Group, Refunding, 5.50%, 9/01/43	5,350,000	5,457,482
Tarrant County Health Facilities Development Corp. Health System Revenue, Harris Methodist Health System, FGIC
Insured, ETM, 6.00%, 9/01/24	4,000,000	4,867,920
Tarrant Regional Water District Water Revenue, Refunding and Improvement, 5.00%, 3/01/37	10,000,000	10,719,400
Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%, 10/01/20	500,000	661,185
Texas State GO, Water Financial Assistance, Refunding, Series C-1, 5.00%, 8/01/34	7,000,000	7,737,240
Texas State Municipal Power Agency Revenue, Transmission, sub. lien, Refunding, 5.00%, 9/01/40	15,250,000	15,635,520
Texas State Revenue, Transportation Commission-Mobility Fund, Series A, 5.00%, 4/01/33	10,000,000	10,694,000
Texas State Turnpike Authority Central Turnpike System Revenue, Capital Appreciation, AMBAC Insured, zero cpn., 8/15/31	43,500,000	15,329,835
Texas State University System Financing Revenue, Refunding, AGMC Insured, 5.00%, 3/15/26	6,425,000	6,929,555
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center, Regional Healthcare System
Project, Refunding and Improvement, Series A, 5.25%, 11/01/32	6,250,000	5,955,750
		924,433,352
Utah 1.4%
Intermountain Power Agency Power Supply Revenue, ETM, 6.15%, 7/01/14	4,305,000	4,390,153
Jordan Valley Water Conservancy District Water Revenue, Series B, 5.00%, 10/01/41	15,000,000	15,867,150
Metropolitan Water District Salt Lake and Sandy Water Revenue, Refunding, Series A, 5.00%, 7/01/37	13,950,000	14,916,456
South Valley Water Reclamation Facility Sewer Revenue, AMBAC Insured, 5.00%, 8/15/30	5,730,000	5,841,277
St. George Electric Revenue, AGMC Insured, 5.00%,
6/01/33	5,000,000	5,168,300
6/01/38	5,000,000	5,124,500
State Board of Regents University of Utah Revenue, General, Refunding, Series A, 5.00%, 8/01/43	21,975,000	23,356,788
Uintah County Municipal Building Authority Lease Revenue, 5.50%, 6/01/37	5,000,000	5,180,150
Utah Associated Municipal Power Systems Revenue, Central St. George Project, Refunding, 5.25%, 12/01/27	9,735,000	10,262,637
Utah State Transit Authority Sales Tax Revenue, Series A,
5.25%, 6/15/38	13,185,000	14,077,097
AGMC Insured, 5.00%, 6/15/36	33,000,000	34,875,060
Weber Basin Water Conservancy District Water Revenue, Series B, 5.00%, 4/01/39	7,180,000	7,640,525
		146,700,093
Vermont 0.6%
University of Vermont and State Agricultural College Revenue, Refunding, NATL Insured, 5.00%, 10/01/30	12,210,000	12,744,188
Vermont Educational and Health Buildings Financing Agency Revenue,
Hospital, Fletcher Allen Health Care Project, Refunding, Series B, AGMC Insured, 5.00%, 12/01/34	5,500,000	5,608,735
Hospital, Fletcher Allen Health Care Project, Series A, 4.75%, 12/01/36	5,000,000	4,778,250
Middlebury College Project, Refunding, 5.00%, 11/01/38	10,000,000	10,554,900
Middlebury College Project, Refunding, 5.00%, 11/01/40	26,565,000	28,054,765
		61,740,838
Virginia 0.3%
Fairfax County EDA Facility Revenue, Community Services Facilities Project, Series A, 4.50%, 3/01/37	11,130,000	11,352,600
Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, NATL Insured, 5.00%, 6/15/30	6,000,000	6,166,740
Norfolk Parking System Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%, 2/01/27	5,000,000	5,235,950
Virginia State Resources Authority Infrastructure Revenue, Virginia Pooled Financing Program, Series A, 5.00%, 11/01/39	12,355,000	13,164,005
		35,919,295
Washington 3.1%
Bellingham Housing Authority Revenue, Pacific Rim and Cascade Meadows Project, Refunding, NATL Insured, 5.20%,
11/01/27	200,000	201,348
Central Puget Sound Regional Transportation Authority Sales and Use Tax Revenue, Series A, 5.00%, 11/01/34	11,405,000	12,003,192

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2014 (unaudited) (continued)
FYI Properties Lease Revenue, Washington State District Project, 5.50%,
6/01/34	11,935,000	12,820,338
6/01/39	16,250,000	17,286,912
Goat Hill Properties Lease Revenue, Government Office Building Project, NATL Insured, 5.00%, 12/01/33	18,500,000	18,783,975
King County GO, Limited Tax, Sewer Revenues, 5.125%, 1/01/33	10,000,000	10,967,200
King County Public Hospital District No. 1 GO, Series B, 5.25%, 12/01/37	5,000,000	5,189,200
King County Sewer Revenue, Refunding, 5.00%, 1/01/32	7,085,000	7,643,511
NJB Properties Lease Revenue, King County Washington Project, Series A, 5.00%, 12/01/36	10,000,000	10,770,400
Washington State GO,
Motor Vehicle Fuel Tax, Senior 520 Corridor Program Toll, Series C, 5.00%, 6/01/33	5,000,000	5,430,050
Motor Vehicle Fuel Tax, Series B-1, 4.00%, 8/01/37	2,250,000	2,199,645
Motor Vehicle Fuel Tax, Series B-1, 4.00%, 8/01/42	19,530,000	18,238,286
Various Purpose, Series A, 5.00%, 7/01/33	44,300,000	47,986,646
Various Purpose, Series A, 4.00%, 8/01/37	15,000,000	14,664,300
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., 6.75%, 7/01/29	5,000,000	5,579,900
Fred Hutchinson Cancer Research Center, Refunding, Series A, 6.00%, 1/01/33	7,500,000	8,037,825
MultiCare Health System, Series B, AGMC Insured, 5.00%, 8/15/34	17,550,000	17,698,122
MultiCare Health System, Series B, AGMC Insured, 5.00%, 8/15/41	9,170,000	9,247,395
MultiCare Health System, Series B, Assured Guaranty, 6.00%, 8/15/39	1,500,000	1,616,610
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	10,175,000	10,309,921
Providence Health and Services, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 10/01/36	9,750,000	9,901,905
Providence Health and Services, Refunding, Series C, AGMC Insured, 5.25%, 10/01/33	10,000,000	10,673,800
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36	250,000	278,865
Virginia Mason Medical Center, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	30,696,000
Virginia Mason Medical Center, Series C, Radian Insured, 5.50%, 8/15/36	16,000,000	16,127,040
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project, Refunding,
5.375%, 10/01/29	3,000,000	3,057,570
5.875%, 10/01/34	6,000,000	6,237,420
Washington State Public Power Supply System Revenue, Nuclear Project No. 3, Capital Appreciation,
Refunding, Series B, zero cpn., 7/01/14	12,450,000	12,425,349
Series B, ETM, zero cpn., 7/01/14	2,550,000	2,546,889
		328,619,614
West Virginia 0.5%
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co. LLC Harrison Station
Project, Refunding, Series D, 5.50%, 10/15/37	9,000,000	8,952,030
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	14,000,000	14,026,740
West Virginia EDA Lottery Revenue, Series A, 5.00%, 6/15/35	9,415,000	9,852,609
West Virginia State GO, Series A, NATL RE, FGIC Insured, 5.20%, 11/01/26	10,000,000	11,591,900
West Virginia University Revenue, Improvement, West Virginia University Projects, Series C, NATL RE, FGIC Insured, Pre-
Refunded, 5.00%, 10/01/34	10,000,000	10,314,300
		54,737,579
Wisconsin 0.8%
Monroe RDAR, 6.00%, 2/15/39	11,790,000	12,479,833
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	25,290,000	28,562,020
Wisconsin State Health and Educational Facilities Authority Revenue,
Marquette University, Refunding, Series B-1, 5.00%, 10/01/30	6,865,000	7,302,850
Marquette University, Refunding, Series B-1, 5.00%, 10/01/33	1,500,000	1,576,275
Marquette University, Refunding, Series B-2, 5.00%, 10/01/30	3,470,000	3,691,317
Marquette University, Series B-3, 5.00%, 10/01/30	2,150,000	2,287,127
Marquette University, Series B-3, 5.00%, 10/01/33	1,750,000	1,838,987
Ministry Health Care Inc., AGMC Insured, 5.00%, 8/01/31	1,500,000	1,570,665
Ministry Health Care Inc., AGMC Insured, 5.00%, 8/01/34	8,000,000	8,096,400
Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30	10,000,000	10,191,500
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,281,150
		82,878,124
Wyoming 0.1%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station Facilities, Series A,
5.75%, 7/15/39	5,500,000	5,994,670

U.S. Territories 2.9%
Puerto Rico 2.8%
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.375%, 5/15/33	15,740,000	15,234,116

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2014 (unaudited) (continued)
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y, Pre-Refunded,
5.00%, 7/01/36	62,000,000	68,931,600
5.50%, 7/01/36	7,000,000	7,866,390
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Refunding, Series K, 5.00%,
7/01/30	19,190,000	11,112,353
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	18,925,000	10,798,605
Series XX, 5.25%, 7/01/40	15,000,000	8,608,500
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial
Revenue, Guaynabo Warehouse for Emergencies Project, Series A, 5.15%, 7/01/19	595,000	494,320
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,
Series D, 5.25%, 7/01/27	3,265,000	2,240,149
Series N, 5.00%, 7/01/37	20,000,000	13,142,200
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	21,000,000	13,379,310
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	25,000,000	17,643,750
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	36,500,000	19,820,595
first subordinate, Series A, 5.50%, 8/01/42	40,000,000	28,463,200
first subordinate, Series A, 6.00%, 8/01/42	22,500,000	16,879,500
first subordinate, Series C, 5.50%, 8/01/40	50,000,000	35,784,000
Refunding, Senior Series C, 5.00%, 8/01/40	27,825,000	21,544,063
Senior Series C, 5.25%, 8/01/40	7,150,000	5,687,182
		297,629,833
U.S. Virgin Islands 0.1%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Working Capital, sub. lien, Refunding, Series B, 5.25%,
10/01/29	5,750,000	5,995,295

Total U.S. Territories		303,625,128
Total Municipal Bonds (Cost $9,843,694,497) 98.8%		10,304,535,065
Other Assets, less Liabilities 1.2%		129,868,525
Net Assets 100.0%		$10,434,403,590

ABBREVIATIONS

Selected Portfolio

ACA	-	American Capital Access Holdings Inc.
AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
CDA	-	Community Development Authority/Agency
CIFG	-	CDC IXIS Financial Guaranty
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
EDC	-	Economic Development Corp.
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Authority/Agency
FICO	-	Financing Corp.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HDA	-	Housing Development Authority/Agency
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
HFC	-	Housing Finance Corp.
IDA	-	Industrial Development Authority/Agency

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2014 (unaudited) (continued)

IDB	-	Industrial Development Bond/Board
IDC	-	Industrial Development Corp.
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
MFR	-	Multi-Family Revenue
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
PCC	-	Pollution Control Corp.
PCR	-	Pollution Control Revenue
PFAR	-	Public Financing Authority Revenue
PSF	-	Permanent School Fund
RDA	-	Redevelopment Agency/Authority
RDAR	-	Redevelopment Agency Revenue
SFMR	-	Single Family Mortgage Revenue
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Franklin Federal Tax-Free Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At January 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$9,843,879,032

Unrealized appreciation	$607,024,004
Unrealized depreciation	(146,367,971)
Net unrealized appreciation (depreciation)	$460,656,033

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At January 31, 2014, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By /s/LAURA F. FERGERSON

     Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 27, 2014

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  March 27, 2014